UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
February 28
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Focused Growth Opportunities Fund Semiannual Report August 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2011
Eaton Vance
Focused Growth Opportunities Fund
Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	18

Officers and Trustees	20

Important Notices	21

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2011
Performance1
Portfolio Managers Lewis R. Piantedosi; Yana S. Barton, CFA

	Class A	Class C	Class I
Symbol	EAFGX	ECFGX	EIFGX
Inception Date	3/7/11	3/7/11	3/7/11

% Cumulative Total Returns at net asset value (NAV)
Since Inception	-11.90	-12.30	-11.80

% Cumulative SEC Total Returns with maximum sales charge
Since Inception	-16.96	-13.18	-11.80

% Maximum Sales Charge	Class A	Class C	Class I

	5.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	1.30	2.05	1.05
Net	1.25	2.00	1.00

Comparative Performance (3/7/11 - 8/31/11)[3]	% Return

Russell 1000 Growth Index	-4.27
Lipper Large-Cap Growth Funds Average*	-5.69

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www. eatonvance. com.

2

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2011
Fund Profile
Sector Allocation (% of net assets)4
Top 10 Holdings (% of net assets)4

Apple, Inc.	7.6
Mead Johnson Nutrition Co., Class A	5.3
QUALCOMM, Inc.	4.2
Dr Pepper Snapple Group, Inc.	4.1
Allergan, Inc.	3.9
Schlumberger, Ltd.	3.9
Monsanto Co.	3.8
Southwestern Energy Co.	3.8
Dell, Inc.	3.7
Boeing Co. (The)	3.7

Total	44.0

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Focused Growth Opportunities Fund
August 31, 2011
Endnotes and Additional Disclosures

1.	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/12. Without this expense reimbursement, performance would have been lower.

3.	Russell 1000 Growth Index is an unmanaged index of 1,000 U.S. large-cap growth stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 7, 2011 – August 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2011 – August 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(3/7/11)	(8/31/11)	(3/7/11 – 8/31/11)		Ratio

Actual*
Class A	$1,000.00	$881.00	$5.72	***	1.25%
Class C	$1,000.00	$877.00	$9.13	***	2.00%
Class I	$1,000.00	$882.00	$4.58	***	1.00%
*    The Fund had not commenced operations on March 1, 2011. Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 178/366 (to reflect the period from commencement of operations on March 7, 2011 to August 31, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 7, 2011.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)		Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.34	***	1.25%
Class C	$1,000.00	$1,015.10	$10.13	***	2.00%
Class I	$1,000.00	$1,020.10	$5.08	***	1.00%

**	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 7, 2011.

***	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

5

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value

Aerospace & Defense — 6.6%

Boeing Co. (The)	12,368	$826,925
United Technologies Corp.	9,097	675,452

		$1,502,377

Air Freight & Logistics — 1.9%

FedEx Corp.	5,524	$434,849

		$434,849

Automobiles — 3.1%

Ford Motor Co.(1)	62,455	$694,500

		$694,500

Beverages — 4.1%

Dr Pepper Snapple Group, Inc.	24,301	$935,103

		$935,103

Biotechnology — 3.3%

Celgene Corp.(1)	12,755	$758,540

		$758,540

Capital Markets — 2.5%

T. Rowe Price Group, Inc.	10,678	$571,059

		$571,059

Chemicals — 6.1%

Monsanto Co.	12,531	$863,762
PPG Industries, Inc.	6,630	507,792

		$1,371,554

Commercial Banks — 2.6%

Wells Fargo & Co.	22,224	$580,046

		$580,046

Communications Equipment — 4.2%

QUALCOMM, Inc.	18,298	$941,615

		$941,615

Computers & Peripherals — 14.5%

Apple, Inc.(1)	4,452	$1,713,263
Dell, Inc.(1)	55,643	827,133
EMC Corp.(1)	32,661	737,812

		$3,278,208

Energy Equipment & Services — 6.8%

Halliburton Co.	14,768	$655,256
Schlumberger, Ltd.	11,265	880,022

		$1,535,278

Food Products — 5.3%

Mead Johnson Nutrition Co., Class A	16,892	$1,203,555

		$1,203,555

Health Care Equipment & Supplies — 3.4%

St. Jude Medical, Inc.	16,960	$772,358

		$772,358

Industrial Conglomerates — 3.0%

3M Co.	8,071	$669,732

		$669,732

Internet & Catalog Retail — 6.7%

Amazon.com, Inc.(1)	3,731	$803,247
Expedia, Inc.	23,344	707,557

		$1,510,804

IT Services — 3.6%

Visa, Inc., Class A	9,316	$818,690

		$818,690

Media — 1.9%

Walt Disney Co. (The)	12,942	$440,805

		$440,805

Oil, Gas & Consumable Fuels — 3.8%

Southwestern Energy Co.(1)	22,654	$859,719

		$859,719

Pharmaceuticals — 3.9%

Allergan, Inc.	10,925	$893,774

		$893,774

See Notes to Financial Statements.
6

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.0%

Cypress Semiconductor Corp.(1)	42,897	$679,488

		$679,488

Software — 2.9%

Oracle Corp.	23,403	$656,922

		$656,922

Textiles, Apparel & Luxury Goods — 3.1%

NIKE, Inc., Class B	8,011	$694,153

		$694,153

Total Common Stocks
(identified cost $22,427,830)		$21,803,129

Short-Term Investments — 3.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$819	$818,563

Total Short-Term Investments
(identified cost $818,563)		$818,563

Total Investments — 99.9%
(identified cost $23,246,393)		$22,621,692

Other Assets, Less Liabilities — 0.1%		$30,654

Net Assets — 100.0%		$22,652,346

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2011.

See Notes to Financial Statements.
7

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2011

Unaffiliated investments, at value (identified cost, $22,427,830)	$21,803,129
Affiliated investment, at value (identified cost, $818,563)	818,563
Dividends receivable	28,504
Interest receivable from affiliated investment	57
Receivable for Fund shares sold	11
Receivable from affiliate	22,044

Total assets	$22,672,308

Liabilities

Payable to affiliates:
Investment adviser and administration fee	$14,084
Distribution and service fees	57
Accrued expenses	5,821

Total liabilities	$19,962

Net Assets	$22,652,346

Sources of Net Assets

Paid-in capital	$25,685,209
Accumulated net realized loss	(2,407,905)
Accumulated net investment loss	(257)
Net unrealized depreciation	(624,701)

Net Assets	$22,652,346

Class A Shares

Net Assets	$153,438
Shares Outstanding	17,419
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.81
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.35

Class C Shares

Net Assets	$14,269
Shares Outstanding	1,627
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.77

Class I Shares

Net Assets	$22,484,639
Shares Outstanding	2,549,486
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.82

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
8

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Statement of Operations (Unaudited)

Period Ended
Investment Income	August 31, 2011(1)

Dividends	$118,048
Interest allocated from affiliated investment	847
Expenses allocated from affiliated investment	(95)

Total investment income	$118,800

Expenses

Investment adviser and administration fee	$89,176
Distribution and service fees
Class A	107
Class C	72
Trustees’ fees and expenses	650
Custodian fee	16,000
Transfer and dividend disbursing agent fees	2,925
Legal and accounting services	16,152
Printing and postage	3,803
Registration fees	36,351
Miscellaneous	6,864

Total expenses	$172,100

Deduct —
Allocation of expenses to affiliate	$53,043

Total expense reductions	$53,043

Net expenses	$119,057

Net investment loss	$(257)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,407,956)
Investment transactions allocated from affiliated investment	51

Net realized loss	$(2,407,905)

Change in unrealized appreciation (depreciation) —
Investments	$(624,701)

Net change in unrealized appreciation (depreciation)	$(624,701)

Net realized and unrealized loss	$(3,032,606)

Net decrease in net assets from operations	$(3,032,863)

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.

See Notes to Financial Statements.
9

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Statement of Changes in Net Assets

Period Ended
August 31, 2011
Increase (Decrease) in Net Assets	(Unaudited)(1)

From operations —
Net investment loss	$(257)
Net realized loss from investment transactions	(2,407,905)
Net change in unrealized appreciation (depreciation) from investments	(624,701)

Net decrease in net assets from operations	$(3,032,863)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$209,944
Class C	49,900
Class I	25,500,400
Cost of shares redeemed
Class A	(36,767)
Class C	(29,691)
Class I	(8,577)

Net increase in net assets from Fund share transactions	$25,685,209

Net increase in net assets	$22,652,346

Net Assets

At beginning of period	$—

At end of period	$22,652,346

Accumulated net investment loss

At end of period	$(257)

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.

See Notes to Financial Statements.
10

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Financial Highlights

	Class A

	Period Ended
	August 31, 2011
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.010)
Net realized and unrealized loss	(1.180)

Total loss from operations	$(1.190)

Net asset value — End of period	$8.810

Total Return(3)	(11.90	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$153
Ratios (as a percentage of average daily net assets):
Expenses	1.25	%(5)(6)
Net investment loss	(0.21	)%(5)
Portfolio Turnover	65	%(4)

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.45% of average daily net assets for the period from the start of business, March 7, 2011, to August 31, 2011). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.
11

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Financial Highlights — continued

	Class C

	Period Ended
	August 31, 2011
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.050)
Net realized and unrealized loss	(1.180)

Total loss from operations	$(1.230)

Net asset value — End of period	$8.770

Total Return(3)	(12.30	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14
Ratios (as a percentage of average daily net assets):
Expenses	2.00	%(5)(6)
Net investment loss	(1.10	)%(5)
Portfolio Turnover	65	%(4)

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.45% of average daily net assets for the period from the start of business, March 7, 2011, to August 31, 2011). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.
12

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Financial Highlights — continued

	Class I

	Period Ended
	August 31, 2011
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.000	)(3)
Net realized and unrealized loss	(1.180)

Total loss from operations	$(1.180)

Net asset value — End of period	$8.820

Total Return(4)	(11.80	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,485
Ratios (as a percentage of average daily net assets):
Expenses	1.00	%(6)(7)
Net investment loss	(0.00	)%(6)(8)
Portfolio Turnover	65	%(5)

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.0005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.45% of average daily net assets for the period from the start of business, March 7, 2011, to August 31, 2011). Absent this reimbursement, total return would have been lower.
(8)	Amount is less than (0.005)%.

See Notes to Financial Statements.
13

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on March 7, 2011. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from March 7, 2011 to August 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Notes to Financial Statements (Unaudited) — continued

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to August 31, 2011 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended August 31, 2011, the investment adviser and administration fee amounted to $89,176 or 0.75% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2012. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM reimbursed expenses of $53,043 for the period ended August 31, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended August 31, 2011, EVM earned $17 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and services fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended August 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended August 31, 2011 amounted to $107 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended August 31, 2011, the Fund paid or accrued to EVD $54 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended August 31, 2011 amounted to $18 for Class C shares.

15

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended August 31, 2011, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $40,664,491 and $15,828,705, respectively, for the period ended August 31, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
August 31, 2011
Class A	(Unaudited)(1)

Sales	21,729
Redemptions	(4,310)

Net increase	17,419

Period Ended
August 31, 2011
Class C	(Unaudited)(1)

Sales	5,020
Redemptions	(3,393)

Net increase	1,627

Period Ended
August 31, 2011
Class I	(Unaudited)(1)

Sales	2,550,494
Redemptions	(1,008)

Net increase	2,549,486

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.

At August 31 2011, an affiliate of EVM owned 97% of the value of the outstanding shares of the Fund.

16

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$23,246,393

Gross unrealized appreciation	$887,822
Gross unrealized depreciation	(1,512,523)

Net unrealized depreciation	$(624,701)

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$21,803,129	$—	$—	$21,803,129
Short-Term Investments	—	818,563	—	818,563

Total Investments	$21,803,129	$818,563	$—	$22,621,692

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 7, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished with respect to the Fund for the February 7, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” and/or client commission arrangements in connection with the Eaton Vance Funds brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and, with respect to the Adviser, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is also the administrator); and
•	The terms of the investment advisory and administrative agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund.

18

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. The Board also considered the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to share such benefits equitably.

19

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

Officers and Trustees

Officers of Eaton Vance Focused Growth Opportunities Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Focused Growth Opportunities Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

20

Eaton Vance
Focused Growth Opportunities Fund

August 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300-10/11	FGOSRC

Eaton Vance Focused Value Opportunities Fund Semiannual Report August 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2011
Eaton Vance
Focused Value Opportunities Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	18
Officers and Trustees	20
Important Notices	21

Eaton Vance
Focused Value Opportunities Fund
August 31, 2011
Performance1
Portfolio Managers John D. Crowley; Michael R. Mach, CFA; Matthew F. Beaudry, CMFC, CIMA; Stephen J. Kaszynski, CFA

	Class A	Class C	Class I
Symbol	EAFVX	ECFVX	EIFVX
Inception Date	3/7/11	3/7/11	3/7/11

% Cumulative Total Returns at net asset value (NAV)

Since Inception	-8.00	-8.40	-7.90

% Cumulative SEC Total Returns with maximum sales charge

Since Inception	-13.29	-9.32	-7.90

% Maximum Sales Charge	Class A	Class C	Class I

	5.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	1.30	2.05	1.05
Net	1.25	2.00	1.00

Comparative Performance (3/7/11 - 8/31/11)[3]	% Return

Russell 1000 Value Index	-8.23
Lipper Large-Cap Value Funds Average*	-9.10

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2011
Fund Profile

Top 10 Holdings (% of net assets)[4]

Sempra Energy	5.2
Halliburton Co.	4.6
AvalonBay Communities, Inc.	4.3
Occidental Petroleum Corp.	4.1
Vodafone Group PLC ADR	4.1
ACE, Ltd.	4.0
Boeing Co. (The)	3.9
TJX Companies, Inc. (The)	3.8
Johnson & Johnson	3.8
JPMorgan Chase & Co.	3.7

Total	41.5

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Focused Value Opportunities Fund
August 31, 2011
Endnotes and Additional Disclosures

1.	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/12. Without this expense reimbursement, performance would have been lower.

3.	Russell 1000 Value Index is an unmanaged index of 1,000 U.S. large-cap value stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 7, 2011 – August 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2011 – August 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(3/7/11)	(8/31/11)	(3/7/11 – 8/31/11)		Ratio

Actual*
Class A	$1,000.00	$920.00	$5.84	***	1.25%
Class C	$1,000.00	$916.00	$9.32	***	2.00%
Class I	$1,000.00	$921.00	$4.67	***	1.00%
*    The Fund had not commenced operations on March 1, 2011. Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 178/366 (to reflect the period from commencement of operations on March 7, 2011 to August 31, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 7, 2011.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)		Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.34	***	1.25%
Class C	$1,000.00	$1,015.10	$10.13	***	2.00%
Class I	$1,000.00	$1,020.10	$5.08	***	1.00%

**	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 7, 2011.

***	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value

Aerospace & Defense — 3.9%

Boeing Co. (The)	13,788	$921,866

		$921,866

Beverages — 3.0%

PepsiCo, Inc.	11,051	$712,016

		$712,016

Capital Markets — 2.7%

Franklin Resources, Inc.	5,310	$636,775

		$636,775

Commercial Banks — 3.5%

Wells Fargo & Co.	31,618	$825,230

		$825,230

Computers & Peripherals — 2.7%

Apple, Inc.(1)	1,613	$620,731

		$620,731

Consumer Finance — 2.9%

American Express Co.	13,654	$678,740

		$678,740

Diversified Financial Services — 3.7%

JPMorgan Chase & Co.	23,392	$878,603

		$878,603

Energy Equipment & Services — 4.6%

Halliburton Co.	24,059	$1,067,498

		$1,067,498

Food & Staples Retailing — 3.1%

CVS Caremark Corp.	20,318	$729,619

		$729,619

Health Care Equipment & Supplies — 2.8%

Covidien PLC	12,438	$649,015

		$649,015

Health Care Providers & Services — 3.5%

UnitedHealth Group, Inc.	17,196	$817,154

		$817,154

Hotels, Restaurants & Leisure — 3.4%

McDonald’s Corp.	8,875	$802,832

		$802,832

Insurance — 6.3%

ACE, Ltd.	14,400	$929,952
Prudential Financial, Inc.	11,113	557,984

		$1,487,936

Life Sciences Tools & Services — 3.0%

Thermo Fisher Scientific, Inc.(1)	12,984	$713,211

		$713,211

Machinery — 1.9%

Illinois Tool Works, Inc.	9,557	$444,783

		$444,783

Media — 1.9%

Walt Disney Co. (The)	12,949	$441,043

		$441,043

Metals & Mining — 4.9%

BHP Billiton, Ltd. ADR	8,127	$692,176
Freeport-McMoRan Copper & Gold, Inc.	9,477	446,746

		$1,138,922

Multi-Utilities — 5.2%

Sempra Energy	23,275	$1,222,403

		$1,222,403

Oil, Gas & Consumable Fuels — 7.8%

Occidental Petroleum Corp.	11,169	$968,799
Peabody Energy Corp.	17,423	850,242

		$1,819,041

Pharmaceuticals — 3.8%

Johnson & Johnson	13,381	$880,470

		$880,470

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 4.3%

AvalonBay Communities, Inc.	7,449	$1,015,895

		$1,015,895

Road & Rail — 3.3%

Union Pacific Corp.	8,287	$763,813

		$763,813

Software — 5.9%

Microsoft Corp.	30,677	$816,008
Oracle Corp.	20,448	573,976

		$1,389,984

Specialty Retail — 3.8%

TJX Companies, Inc. (The)	16,503	$901,394

		$901,394

Tobacco — 2.8%

Philip Morris International, Inc.	9,307	$645,161

		$645,161

Wireless Telecommunication Services — 4.1%

Vodafone Group PLC ADR	36,777	$968,706

		$968,706

Total Common Stocks
(identified cost $24,167,439)		$23,172,841

Short-Term Investments — 1.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$228	$228,370

Total Short-Term Investments
(identified cost $228,370)		$228,370

Total Investments — 99.8%
(identified cost $24,395,809)		$23,401,211

Other Assets, Less Liabilities — 0.2%		$43,894

Net Assets — 100.0%		$23,445,105

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2011

Unaffiliated investments, at value (identified cost, $24,167,439)	$23,172,841
Affiliated investment, at value (identified cost, $228,370)	228,370
Dividends receivable	42,463
Interest receivable from affiliated investment	23
Receivable from affiliate	24,924

Total assets	$23,468,621

Liabilities

Payable to affiliates:
Investment adviser and administration fee	$14,486
Distribution and service fees	26
Accrued expenses	9,004

Total liabilities	$23,516

Net Assets	$23,445,105

Sources of Net Assets

Paid-in capital	$25,461,943
Accumulated net realized loss	(1,161,712)
Accumulated undistributed net investment income	139,472
Net unrealized depreciation	(994,598)

Net Assets	$23,445,105

Class A Shares

Net Assets	$76,235
Shares Outstanding	8,288
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.20
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.76

Class C Shares

Net Assets	$11,195
Shares Outstanding	1,222
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.16

Class I Shares

Net Assets	$23,357,675
Shares Outstanding	2,537,115
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Statement of Operations (Unaudited)

Period Ended
Investment Income	August 31, 2011(1)

Dividends	$258,687
Interest allocated from affiliated investment	586
Expenses allocated from affiliated investment	(54)

Total investment income	$259,219

Expenses

Investment adviser and administration fee	$89,840
Distribution and service fees
Class A	68
Class C	73
Trustees’ fees and expenses	652
Custodian fee	16,022
Transfer and dividend disbursing agent fees	2,835
Legal and accounting services	15,173
Printing and postage	3,803
Registration fees	40,018
Miscellaneous	6,542

Total expenses	$175,026

Deduct —
Allocation of expenses to affiliate	$55,279

Total expense reductions	$55,279

Net expenses	$119,747

Net investment income	$139,472

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,161,748)
Investment transactions allocated from affiliated investment	36

Net realized loss	$(1,161,712)

Change in unrealized appreciation (depreciation) —
Investments	$(994,598)

Net change in unrealized appreciation (depreciation)	$(994,598)

Net realized and unrealized loss	$(2,156,310)

Net decrease in net assets from operations	$(2,016,838)

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Statement of Changes in Net Assets

Period Ended
August 31, 2011(1)
Increase (Decrease) in Net Assets	(Unaudited)

From operations —
Net investment income	$139,472
Net realized loss from investment transactions	(1,161,712)
Net change in unrealized appreciation (depreciation) from investments	(994,598)

Net decrease in net assets from operations	$(2,016,838)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$82,123
Class C	22,521
Class I	25,374,929
Cost of shares redeemed
Class C	(8,740)
Class I	(8,890)

Net increase in net assets from Fund share transactions	$25,461,943

Net increase in net assets	$23,445,105

Net Assets

At beginning of period	$—

At end of period	$23,445,105

Accumulated undistributed net investment income included in net assets

At end of period	$139,472

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Financial Highlights

	Class A

	Period Ended
	August 31, 2011(1)
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.041
Net realized and unrealized loss	(0.841)

Total loss from operations	$(0.800)

Net asset value — End of period	$9.200

Total Return(3)	(8.00	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$76
Ratios (as a percentage of average daily net assets):
Expenses	1.25	%(5)(6)
Net investment income	0.87	%(5)
Portfolio Turnover	42	%(4)

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.46% of average daily net assets for the period from the start of business, March 7, 2011, to August 31, 2011). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Financial Highlights — continued

	Class C

	Period Ended
	August 31, 2011(1)
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.007
Net realized and unrealized loss	(0.847)

Total loss from operations	$(0.840)

Net asset value — End of period	$9.160

Total Return(3)	(8.40	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11
Ratios (as a percentage of average daily net assets):
Expenses	2.00	%(5)(6)
Net investment income	0.15	%(5)
Portfolio Turnover	42	%(4)

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.46% of average daily net assets for the period from the start of business, March 7, 2011, to August 31, 2011). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Financial Highlights — continued

	Class I

	Period Ended
	August 31, 2011(1)
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.055
Net realized and unrealized loss	(0.845)

Total loss from operations	$(0.790)

Net asset value — End of period	$9.210

Total Return(3)	(7.90	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,358
Ratios (as a percentage of average daily net assets):
Expenses	1.00	%(5)(6)
Net investment income	1.17	%(5)
Portfolio Turnover	42	%(4)

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.46% of average daily net assets for the period from the start of business, March 7, 2011, to August 31, 2011). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on March 7, 2011. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from March 7, 2011 to August 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Notes to Financial Statements (Unaudited) — continued

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to August 31, 2011 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended August 31, 2011, the investment adviser and administration fee amounted to $89,840 or 0.75% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2012. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM reimbursed expenses of $55,279 for the period ended August 31, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended August 31, 2011, EVM earned $14 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended August 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended August 31, 2011 amounted to $68 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended August 31, 2011, the Fund paid or accrued to EVD $55 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended August 31, 2011 amounted to $18 for Class C shares.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended August 31, 2011, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $35,753,463 and $10,424,276, respectively, for the period ended August 31, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
August 31, 2011(1)
Class A	(Unaudited)

Sales	8,288

Net increase	8,288

Period Ended
August 31, 2011(1)
Class C	(Unaudited)

Sales	2,264
Redemptions	(1,042)

Net increase	1,222

Period Ended
August 31, 2011(1)
Class I	(Unaudited)

Sales	2,538,115
Redemptions	(1,000)

Net increase	2,537,115

(1)	For the period from the start of business, March 7, 2011, to August 31, 2011.

At August 31, 2011, an affiliate of EVM owned 98% of the value of the outstanding shares of the Fund.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,395,809

Gross unrealized appreciation	$586,697
Gross unrealized depreciation	(1,581,295)

Net unrealized depreciation	$(994,598)

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$23,172,841	$—	$—	$23,172,841
Short-Term Investments	—	228,370	—	228,370

Total Investments	$23,172,841	$228,370	$—	$23,401,211

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 7, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Focused Value Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished with respect to the Fund for the February 7, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” and/or client commission arrangements in connection with the Eaton Vance Funds brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and, with respect to the Adviser, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is also the administrator); and
•	The terms of the investment advisory and administrative agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. The Board also considered the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to share such benefits equitably.

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

Officers and Trustees

Officers of Eaton Vance Focused Value Opportunities Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Focused Value Opportunities Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Focused Value Opportunities Fund

August 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305-10/11	FVOSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 12, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 12, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 12, 2011